Nature of Operations and Summary of Significant Accounting Policies - Comprehensive income (loss) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Loss By Component:
Unrealized losses on securities available-for-sale	$ (12)	$ (232)
Tax effect	3	49
Net unrealized losses on securities available-for-sale	(9)	(183)	$ (165)
Accumulated other comprehensive loss	$ (9)	$ (183)	$ (165)